Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Disclosure of components in other assets
The components of other assets are as follows:

As at Dec. 31	2020	2019
South Hedland prepaid transmission access and distribution costs	70	67
Deferred licence fees	—	9
Project development costs	25	19
Long-term prepaids and other assets	59	56
Loan receivable	52	47
Total other assets	206	198